Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-based compensation
Schedule of summary of outstanding stock options activity

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2016	2,591,520	$13.59	5.97	$1,844
Granted	1,169,600	$4.28
Forfeited and cancelled	(329,518)	$12.85
Expired	—	—
Exercised	181,818	$1.32
Outstanding—December 31, 2016	3,249,784	$11.00	6.89	$—
Vested and exercisable—December 31, 2016	1,158,660	$11.37	4.91	$—
Vested and expected to vest—December 31, 2016	2,860,743	$10.73	6.52	$—

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and non‑employees in the accompanying consolidated statements of operations as follows (in thousands):

	Year Ended
	December 31,
	2016	2015	2014
Research and development	$601	$793	$268
General and administrative	4,005	3,147	(17)
Total stock-based compensation	$4,606	3,940	$251

Schedule of assumptions for estimating fair value of stock option awards

	Year Ended
	December 31,
	2016	2015	2014
Expected term (in years)	5.9	3.23	3.23
Risk-free interest rate	1.21% - 2.23%	0.0% - 0.6%	0.0% - 0.6%
Expected volatility	78.1% - 83.6%	79.0% - 83.1%	68.3% - 80.7%
Dividend rate	—%	—%	—%